Significant Accounting Policies (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Significant Accounting Policies
Long-term loan with fixed interest rate	$ 1,803
Loan from a non-controlling shareholder with fixed interest rate	$ 2,595	$ 3,324